WARRANTS (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Warrants [Line Items]
Market price per share (USD/share)	$ 2.2619
Dividend yield	0.00%
Minimum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 4.00
Risk free rate	0.66%
Expected term/Contractual life (years)	1 year 7 days
Expected volatility	94.85%
Maximum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 11.86
Risk free rate	0.91%
Expected term/Contractual life (years)	1 year 7 months 20 days
Expected volatility	110.13%